Inventories (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Spare tires	5,751	6,620
Job materials	0	2,188
Manufacturing raw materials	0	1,669
Finished goods	0	1,378
Total inventories	5,751	11,855